SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Credit Loss [Abstract]
Balance at beginning of the period	$ 3,768,902	$ 2,393,968
Addition during the six-month period	1,100,734	1,626,922
Exchange differences	116,701	(56,962)
Balance at end of the period	$ 4,986,337	$ 3,963,928